Share-Based Compensation - Summary of Stock Options Granted to Employees and Directors (Parenthetical) (Detail) - Stock Options [Member] - 2011 Plan [Member] - Directors and Employees [Member]						12 Months Ended
	Jan. 16, 2015	Jan. 01, 2015	Jan. 16, 2014	Jan. 01, 2014	Oct. 22, 2013	Dec. 31, 2015
May 27, 2013 [Member] | Option Vesting Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						25% of the awards have vested on each of January 1, 2014 and 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
Percentage of awards vesting		25.00%		25.00%
October 22, 2013 [Member] | Options Grant October Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						25% of the awards have vested on each of July 1, 2014 and 2015 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2017.
Percentage of awards vesting					25.00%
October 22, 2013 [Member] | Option Vesting Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						25% of the awards have vested on each of January 1, 2014 and 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
Percentage of awards vesting		25.00%		25.00%
January 16, 2014 [Member] | Options Grant January Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						25% of the awards have vested on each of January 16, 2014 and 2015 and the remainder of the awards will vest on an annual basis each January 16, thereafter, until January 16, 2017.
Percentage of awards vesting	25.00%		25.00%
January 16, 2014 [Member] | Options Grant January Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						25% of the awards have vested on January 1, 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2018.
Percentage of awards vesting			25.00%